SCHEDULE OF PLANT AND EQUIPMENT, NET (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (404,771)	$ (364,867)
Plant and equipment, net	109,955	133,558
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Transportation equipment	415,538	399,381
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Transportation equipment	$ 99,188	$ 99,044